GOODWILL AND OTHER INTANGIBLE ASSETS, NET (Schedule of Future Amortization Expense) (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
2024	$ 7,340
2025	4,907
2026	3,490
2027	2,563
2028 and thereafter	1,902
Intangible assets, net	$ 20,202	$ 27,508